Segment and Geographic Information (Details 3) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Total Long-Lived Assets	235,546	207,792
United States [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	1,891,700	1,644,237	1,674,769
Long-Lived Assets, United States	191,947	177,713
Canada [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	260,015	199,772	197,795
Long-Lived Assets, Foreign countries	29,893	16,356
Mexico [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	61,134	49,199	50,584
Long-Lived Assets, Foreign countries	$ 13,706	$ 13,723